Restricted net assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Restricted net assets
Restricted net assets	¥ 25,856,343
PRC
Restricted net assets
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
PRC | General reserve fund | Foreign invested enterprise
Restricted net assets
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Statutory surplus reserve | Domestic enterprise
Restricted net assets
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%